Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease, Cost [Abstract]
Summary of Components of lease cost	The components of lease cost were as follows (in thousands):

	2021	2020
Operating lease cost (1)
Fixed lease cost	$763	$278
Short-term cost	13	35

Total operating lease cost	$776	$313

Summary of lease costs are reflected in the Statements of Operations and Comprehensive Loss	The lease costs are reflected in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$45	$—
Research and development	613	263
Sales and marketing	8	—
General and administrative	110	50
Total	$776	$313

Summary of Supplemental cash flow and other information related to operating leases
Supplemental cash flow and other information related to operating leases was as follows (in thousands):

	Year Ended December 31
	2021	2020
Cash payments included in the measurement of operating lease liabilities	$561	$178
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	—	3,565

Summary of maturities of operating lease liabilities	As of December 31, 2021, maturities of operating lease liabilities are as follows (in thousands):

Amount
Year Ending December 31,
2022	$644
2023	671
2024	750
2025	772
2026	796
Thereafter	3,351

Total lease payments	6,984
Less: imputed interest	(2,773)

Present value of operating lease liabilities	$4,211